UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 850-1864

Date of fiscal year end:       10/31

Date of reporting period:    7/31/04

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)
July 31, 2004
Emerging Markets Fund

	Shares	Value
Common stocks 99.18%

Argentina 2.25%
Grupo Financiero Galicia (ADR)* (Banks)	72,100	$ 372,396
Telecom Argentina Stet France Telecom (ADR)* (Diversified Telecommunication Services)	90,300	854,238
		1,226,634
Brazil 8.88%
Banco Bradesco (ADR) (Banks)	10,150	467,813
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Consumer Staples)	20,800	393,952
Companhia de Bebidas das Americas (ADR) (Consumer Staples)	25,700	528,392
Companhia Vale do Rio Doce "CVRD" (ADR)* (Metals and Mining)	17,633	950,419
Empresa Brasileira de Aeronautica "Embraer" (ADR) (Capital Goods)	14,600	417,560
Petroleo Brasileiro "Petrobras" (ADR) (Energy)	24,700	698,516
Tele Norte Leste Participacoes "Telemar" (ADR) (Diversified Telecommunication Services)	31,800	415,308
Telesp Celular Participacoes (ADR)* (Wireless Telecommunication Services)	49,900	329,340
Uniao de Bancos Brasileiros "Unibanco" (ADR) (Banks)	29,300	636,103
		4,837,403
China 5.86%
Aluminum Corp. of China (ADR) (Metals and Mining)	7,900	412,380
ASM Pacific Technology (Semiconductors and Semiconductor Equipment)	77,500	271,394
China Mobile (ADR) (Wireless Telecommunication Services)	38,600	560,472
China Petroleum and Chemical "Sinopec" (ADR) (Energy)	17,600	697,136
Comba Telecom Systems Holdings (Communications Equipment)	950,000	508,839
Euro-Asia Agricultural Holdings* (Consumer Staples)	3,000,000	—
Golden Meditech (Health Care Equipment and Services)	1,064,000	402,697
Hainan Meilan International Airport (Class H) (Transportation)	417,000	340,128
		3,193,046
Czech Republic 0.73%
Zentiva*† (Pharmaceuticals and Biotechnology)	20,100	397,617

Egypt 1.38%
Orascom Telecommunications* (Wireless Telecommunication Services)	36,800	753,033

Hungary 1.24%
OTP Bank (GDR)* (Banks)	32,800	677,491

India 4.66%
Bharti Tele-Ventures* (Wireless Telecommunication Services)	286,700	939,696
Infosys Technologies (ADR) (Software and Services)	10,400	522,912
Jammu and Kashmir Bank (Banks)	46,859	285,946
Reliance Industries (GDR)† (Chemicals)	36,400	789,883
		2,538,437
Indonesia 0.81%
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)	26,000	442,260

Israel 3.08%
Orbotech* (Electronic Equipment and Instruments)	29,000	493,000

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Emerging Markets Fund

	Shares	Value
Israel (continued)
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals and Biotechnology)	40,000	$1,185,800
		1,678,800
Malaysia 4.73%
Astro All Asia Networks* (Media)	433,800	522,931
Malayan Banking (Banks)	241,000	678,719
Maxis Communications (Wireless Telecommunication Services)	299,000	692,870
Resorts World (Hotels, Restaurants and Leisure)	287,000	683,572
		2,578,092
Mexico 7.64%
America Movil (Series L ADR) (Wireless Telecommunication Services)	72,800	2,601,144
Cemex (Construction Materials)	87,090	492,422
Grupo Modelo (Series C) (Consumer Staples)	106,500	263,741
Grupo Televisa (ADR) (Media)	8,700	408,900
Wal-Mart de Mexico (Series V) (Consumer Staples)	129,700	395,666
		4,161,873
Poland 0.93%
Agora* (Media)	38,300	505,066

Russia 5.49%
Gazprom (ADR) (Energy)	23,300	687,460
Mobile Telesystems (ADR) (Wireless Telecommunication Services)	8,700	1,018,335
LUKOIL (ADR) (Energy)	11,800	1,286,200
		2,991,995
South Africa 13.36%
Anglo American (Metals and Mining)	95,400	2,027,219
Anglo American Platinum (Metals and Mining)	9,059	347,128
AngloGold (Metals and Mining)	5,100	167,229
AngloGold (ADR) (Metals and Mining)	8,300	272,925
Barloworld (Capital Goods)	42,800	469,019
Impala Platinum Holdings "Implats" (Metals and Mining)	9,100	720,056
MTN Group* (Wireless Telecommunication Services)	172,388	740,203
Old Mutual* (Insurance)	397,100	754,895
Sappi (Paper and Forest Products)	28,200	403,187
Sasol (Energy)	35,500	589,202
Standard Bank Group (Banks)	114,752	785,767
		7,276,830
South Korea 17.56%
CJ Home Shopping (Retailing)	15,030	328,694
Hyundai Mobis (Automobiles and Components)	9,690	408,677
Kia Motors (Automobiles and Components)	117,830	916,821
Kookmin Bank (Banks)	22,490	618,237
Korea Exchange Bank* (Banks)	93,830	500,621
LG Electronics (Consumer Durables and Apparel)	25,450	1,059,732
POSCO (Metals and Mining)	2,310	313,249
Samsung Electronics (Semiconductors and Semiconductor Equipment)	9,650	3,440,668
Samsung Securities (Diversified Financials)	27,880	436,239
Shinhan Financial Group (Banks)	13,640	198,850
Shinsegae (Retailing)	1,760	410,082
SK (Energy)	13,550	548,003
SK Telecom (ADR) (Wireless Telecommunication Services)	21,900	386,754
		9,566,627

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Emerging Markets Fund

	Shares	Value
Sweden 1.48%
Oriflame Cosmetics (SDR)* (Consumer Staples)	24,300	$ 807,462

Taiwan 10.57%
Chinatrust Financial Holding (Banks)	854,000	871,791
CyberLink (Software and Services)	176,000	414,961
High Tech Computer (Computers and Peripherals)	97,000	344,194
Largan Precision (Consumer Durables and Apparel)	41,000	273,643
Powerchip Semiconductor* (Semiconductors and Semiconductor Equipment)	539,000	381,696
President Chain Store (Consumer Staples)	231,000	394,073
Quanta Computer (Computers and Peripherals)	213,483	346,188
Taiwan Cellular (Wireless Telecommunication Services)	490,000	438,465
Taiwan Semiconductor Manufacturing (Semiconductors and Semiconductor Equipment)	1,026,780	1,294,551
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	23,200	165,184
United Microelectronics* (Semiconductors and Semiconductor Equipment)	721,440	460,090
Yuanta Core Pacific Securities (Diversified Financials)	624,000	372,424
		5,757,260
Thailand 2.63%
Advanced Info Service (Wireless Telecommunication Services)	196,300	456,070
BEC World (Media)	882,000	377,817
Land and House (Consumer Durables and Apparel)	2,542,900	597,852
TRUE* (Rights) (Diversified Telecommunication Services)	170,524	3,541
		1,435,280
Turkey 2.90%
Anadolu Efes Biracilik ve Malt Sanayii (Consumer Staples)	39,162,750	539,016
Arcelik (Consumer Durables and Apparel)	95,361,200	510,048
Turkiye Is Bankasi "Isbank" (Class C) (Banks)	137,542,300	529,653
		1,578,717
United States 3.00%
Amdocs* (Software and Services)	26,000	564,200
Bunge (Consumer Staples)	17,100	686,223
Freeport-McMoRan Copper & Gold (Class B) (Metals and Mining)	11,000	383,350
		1,633,773
Total Common Stocks (Cost $53,310,266)

Preferred Stocks 0.04%
South Africa 0.04%
Anglo American Platinum (Metals and Mining) (Cost $18,008)	1,171	21,682

Total Investments (Cost $53,328,274) 99.22%		54,059,378
Other Assets Less Liabilities 0.78%		427,626
Net Assets 100.00%		$ 54,487,004

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Growth Fund

	Shares	Value
Common Stocks 98.73%

Canada 4.45%
Canadain National Railway (Transportation)	10,831	$ 485,877
Research In Motion* (Communications Equipment)	35,000	2,159,150
		2,645,027
France 12.50%
Alcatel (Communications Equipment)	142,300	1,842,472
Essilor International (Health Care Equipment and Services)	14,200	872,396
Groupe Danone (Consumer Staples)	7,500	618,119
Pernod Ricard (Consumer Staples)	834	99,841
Pinault-Printemps-Redoute* (Retailing)	12,151	1,184,953
Total (Energy)	6,100	1,183,865
Vivendi Universal (Media)	65,500	1,632,091
		7,433,737
Germany 4.56%
Allianz (Insurance)	7,000	676,270
Bayerische Motoren Werke "BMW" (Automobiles and Components)	13,300	590,770
DaimlerChrysler (Automobiles and Components)	20,300	906,345
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)	5,585	536,072
		2,709,457
Hong Kong 0.87%
CNOOC (Energy)	345,200	166,455
Esprit Holdings* (Retailing)	78,500	350,572
		517,027
Ireland 4.52%
Elan (ADR)* (Pharmaceuticals and Biotechnology)	130,700	2,685,885

Italy 0.88%
Autostrade (Transportation)	26,700	521,042

Japan 6.19%
Bridgestone (Automobiles and Components)	28,000	501,151
Japan Tobbaco (Consumer Staples)	90	686,019
Nintendo (Software and Services)	11,000	1,222,014
ORIX (Diversified Financials)	2,200	238,511
Takefuji (Banks)	5,560	398,926
Trend Micro (Software and Services)	15,500	631,869
		3,678,490

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Growth Fund

	Shares	Value
Luxembourg 0.36%
SES Global (FDR) (Telecommunication Services)	25,130	$ 211,465

Netherlands 3.07%
European Aeronautic Defence and Space (Capital Goods)	43,158	1,189,187
Koninklijke Ahold* (Consumer Staples)	10,800	336,686
Wolters Kluwer (Media)	17,700	297,725
		1,823,598
Russia 1.23%
LUKOIL (ADR) (Energy)	6,700	730,300

South Korea 1.35%
LG Electronics (Consumer Durables and Apparel)	16,220	675,398
Samsung Electronics (GDR)† (Semiconductors and Semiconductor Equipment)	700	125,300
		800,698
Sweden 1.28%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	285,840	763,420

Switzerland 1.58%
Roche Holding (Pharmaceuticals and Biotechnology)	9,517	941,606

United Kingdom 14.85%
BAE Systems (Capital Goods)	99,563	387,186
BP (Energy)	133,900	1,257,479
British American Tobacco (Consumer Staples)	38,600	586,229
British Airways* (Transportation)	63,600	266,896
Capita Group (Commercial Services and Supplies)	137,565	765,802
Carphone Warehouse Group (Retailing)	303,700	748,038
Dixons Group (Retailing)	211,700	618,137
GUS (Retailing)	70,583	1,105,604
Kingfisher (Retailing)	102,971	532,031
Rolls-Royce Group (Capital Goods)	163,911	719,403
Standard Chartered (Banks)	61,400	1,015,929
Vodafone Group (Telecommunication Services)	380,500	825,505
		8,828,239
United States 41.04%
Apollo Group (Class A)* (Commercial Services and Supplies)	11,300	943,946
Apple Computer* (Computers and Peripherals)	20,900	676,010
Bank of America (Banks)	15,000	1,275,150
Barr Pharmaceuticals (Pharmaceuticals and Biotechnology)	3,600	123,660
BJ Services (Energy)	15,600	774,696
Cardinal Health (Health Care Providers and Services)	20,400	907,800
Cendant (Commercial Services and Supplies)	61,200	1,400,256
Cisco Systems* (Communications Equipment)	70,800	1,477,242
Citigroup (Diversified Financials)	9,300	410,037
Countrywide Financial (Banks)	13,399	966,067
Dell* (Computers and Peripherals)	13,700	485,870
eBay* (Retailing)	5,700	446,509

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Growth Fund

	Shares	Value
United States (continued)
Gillette (Consumer Staples)	15,200	$ 592,497
Infosys Technologies (ADR) (Software and Services)	400	20,016
Medco Health Solutions* (Health Care Providers and Services)	7,300	221,190
Medtronic (Health Care Equipment and Services)	13,200	655,644
Microsoft (Software and Services)	25,200	717,066
Nextel Communications (Class A)* (Telecommunication Services)	10,400	236,756
QUALCOMM (Communications Equipment)	3,700	255,690
Red Hat* (Software and Services)	21,500	367,973
Schlumberger (Energy)	12,100	778,271
Shering-Plough (Pharmaceuticals and Biotechnology)	108,500	2,111,410
Smith International* (Energy)	10,600	617,768
Staples (Retailing)	33,600	970,200
Starbucks* (Restaurants)	20,600	967,274
Tyco International (Capital Goods)	61,500	1,906,501
Waste Management (Commercial Services and Supplies)	33,400	939,876
XM Satellite Radio Holdings (Class A)* (Media)	55,500	1,464,090
Yahoo!* (Software and Services)	54,500	1,682,688
		24,392,153

Total Investments (Cost $56,142,616) 98.73%		58,682,144
Other Assets Less Liabilities 1.27%		756,250
Net Assets 100.00%		$59,438,394

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Smaller Companies Fund

	Shares	Value
Common Stocks 99.49%

Australia 1.86%
Adstream Marine (Transportation)	429,176	$ 468,350
AWB (Consumer Staples)	153,465	520,714
John Fairfax Holdings (Media)	259,075	687,648
Multiplex Group (Capital Goods)	162,107	415,737
Smorgon Steel Group (Metals and Mining)	857,613	664,114
STW Communications Group (Media)	170,396	393,221
		3,149,784
Bermuda 0.52%
Platinum Underwriters Holdings (Insurance)	31,680	881,654

Canada 4.89%
Canaccord Capital* (Diversified Financials)	62,000	443,190
Canaccord Capital*† (Diversified Financials)	40,500	289,503
Deer Creek Energy*† (Energy)	89,000	636,192
Dundee Real Estate Investment Trust (Real Estate)	46,500	832,731
Dundee Wealth Management (Diversified Financials)	115,200	736,794
Gildan Activewear (Class A)* (Consumer Durables and Apparel)	27,500	726,550
GMP Capital (Diversified Financials)	30,437	372,160
GMP Capital† (Diversified Financials)	21,500	262,885
Northgate Exploration* (Metals and Mining)	577,000	923,200
OPTI Canada (Energy)	25,000	333,145
OPTI Canada† (Energy)	46,700	622,315
Ritchie Bros. Auctioneers (Commercial Services and Supplies)	29,000	857,820
UTS Energy*Ø† (Energy)	916,350	357,393
Western Oil Sands (Class A)* (Energy)	33,991	863,970
		8,257,848
China 0.94%
Beijing Capital International Airport (Transportation)	2,404,000	786,784
China Oilfield Services (Class H) (Energy)	2,718,000	811,638
		1,598,422
Czech Republic 0.32%
Zentiva*† (Pharmaceuticals and Biotechnology)	27,500	544,003

Denmark 1.25%
Carlsberg (Class B) (Consumer Staples)	17,377	874,763
Danisco (Consumer Staples)	6,180	314,177
FLS Industries (Class B)* (Capital Goods)	68,740	934,627
		2,123,567

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Smaller Companies Fund

	Shares	Value
Finland 0.85%
OKO Bank "OKO Osuuspankkien Keskuspankki" (Class A) (Banks)	40,700	$ 432,861
Orion (Class B) (Pharmaceuticals and Biotechnology)	15,339	396,773
TietoEnator (Software and Services)	21,800	605,860
		1,435,494
France 4.14%
Alstom* (Capital Goods)	679,000	367,294
Alstom (Rights)* (Capital Goods)	679,000	8,169
April Group (Insurance)	20,554	441,400
Bacou-Dalloz (Commercial Services and Supplies)	11,634	676,031
Cegedim (Health Care Equipment and Services)	6,746	483,971
GL Trade (Software and Services)	11,500	415,240
Havas* (Media)	153,349	758,371
Marionnaud Perfumeries (Retailing)	12,500	330,893
Nexans (Capital Goods)	15,200	495,455
NRJ Group (Media)	73,160	1,495,331
Remy Cointreau (Consumer Staples)	46,179	1,544,553
		7,016,708
Germany 2.30%
Aixtron (Semiconductors and Semiconductor Equipment)	55,037	297,655
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	43,947	631,833
Epcos* (Electronic Equipment and Instruments)	37,600	640,988
Funkwerk (Communications Equipment)	10,200	410,856
Hochtief (Capital Goods)	37,877	876,767
Jenoptik (Semiconductors and Semiconductor Equipment)	32,545	293,667
Schwarz Pharma (Pharmaceuticals and Biotechnology)	23,210	753,975
		3,905,741
Greece 1.15%
Aktor (Capital Goods)	184,627	768,353
Piraeus Bank (Banks)	56,325	611,948
Titan Cement (Construction Materials)	24,860	573,362
		1,953,663
Hong Kong 0.63%
Far East Pharmaceutical Technology (Pharmaceuticals and Biotechnology)	3,008,700	26,230
First Pacific* (Diversified Financials)	2,156,000	560,701
i-CABLE Communications (Media)	1,391,000	481,748
		1,068,679
Italy 2.99%
Amplifon (Health Care Equipment and Services)	6,730	231,585
Banca Popolare di Milano (Banks)	71,300	438,368
Brembo (Automobiles and Components)	97,954	674,101
Caltagirone Editore (Media)	88,650	682,436
Hera (Utilities)	149,200	311,456
Permasteelisa (Capital Goods)	35,600	599,042
Recordati (Pharmaceuticals and Biotechnology)	7,231	143,112
Sorin* (Health Care Equipment and Services)	318,365	902,055
Tod's (Consumer Durables and Apparel)	30,670	1,091,035
		5,073,190

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Smaller Companies Fund

	Shares	Value
Japan 13.62%
77 Bank (Banks)	263,000	$ 1,655,015
Aichi Bank (Banks)	11,000	726,046
Asatsu-DK (Media)	15,600	412,571
Avex (Media)	34,400	588,642
Bellsystem24 (Commercial Services and Supplies)	1,450	270,549
Coca-Cola West (Consumer Staples)	12,800	334,444
Fujimi (Chemicals)	21,100	484,259
Futaba (Capital Goods)	29,300	764,280
Hitachi Medical (Health Care Equipment and Services)	36,000	547,404
Hokuto (Consumer Staples)	41,800	689,269
Hosiden (Electronic Equipment and Instruments)	60,600	698,345
Ines (Software and Services)	44,400	456,450
Japan Securities Finance (Diversified Financials)	65,000	353,078
Joyo Bank (Banks)	244,000	990,789
Kissei Pharmaceutical (Pharmaceuticals and Biotechnology)	19,000	395,309
Kobayashi Pharmaceutical (Health Care Equipment and Services)	48,000	1,285,242
Kose (Consumer Staples)	10,800	395,843
Milbon (Consumer Staples)	23,300	669,431
Mochida Pharmaceutical (Pharmaceuticals and Biotechnology)	113,000	693,673
NEC Soft (Software and Services)	32,500	786,299
Nippon Shinyaku (Pharmaceuticals and Biotechnology)	98,000	665,394
Obic (Software and Services)	2,800	541,678
PanaHome (Consumer Durables and Apparel)	137,000	719,586
Sapporo Hokuyo Holdings (Banks)	66	405,072
Shiga Bank (Banks)	175,300	866,997
Showa Denko KK (Chemicals)	137,000	305,476
Suruga Bank (Banks)	139,000	962,868
Taiyo Ink Manufacturing (Chemicals)	32,200	1,076,080
Takasago International (Chemicals)	83,000	388,021
Tanabe Seiyaku (Pharmaceuticals and Biotechnology)	70,000	579,778
THK (Capital Goods)	39,000	625,640
Tokyo Ohka Kogyo (Chemicals)	61,100	1,065,537
Toppan Forms (Commercial Services and Supplies)	61,800	793,386
Towa Pharmaceutical (Pharmaceuticals and Biotechnology)	24,000	510,294
Tsuruha (Consumer Staples)	13,300	379,076
		23,081,821
Mexico 0.48%
Kimberly-Clark de Mexico (Consumer Staples)	302,000	812,745

Netherlands 2.07%
AM (Capital Goods)	60,300	534,673
Chicago Bridge & Iron (NY Shares) (Capital Goods)	29,300	855,267
Equant* (Telecommunication Services)	196,180	932,416
Laurus* (Consumer Staples)	503,387	629,832
Unit 4 Agresso* (Software and Services)	41,600	553,936
		3,506,124
New Guinea 0.25%
Oil Search (Energy)	439,228	416,630

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Smaller Companies Fund

	Shares	Value
New Zealand 1.17%
Air New Zealand* (Transportation)	1,613,140	$ 421,134
Carter Holt Harvey (Paper and Forest Products)	565,115	794,934
Warehouse Group (Retailing)	273,646	773,565
		1,989,633
Singapore 0.88%
MobileOne (Telecommunication Services)	717,000	646,637
SembCorp Logistics (Transportation)	654,000	840,639
		1,487,276
South Korea 2.20%
Cheil Communications (Media)	1,970	251,633
Daegu Bank (Banks)	97,250	514,302
Daewoo Securities* (Diversified Financials)	228,300	601,225
Korea Exchange Bank* (Banks)	131,190	699,951
LG Household and Health Care (Consumer Staples)	37,015	899,645
Pantech* (Communications Equipment)	57,240	228,413
Samsung Securities (Diversified Financials)	34,340	537,318
		3,732,487
Spain 0.39%
Prosegur, Compañia de Seguridad (Commercial Services and Supplies)	41,700	655,747

Sweden 1.25%
Eniro (Media)	106,000	818,394
Medivir (Class B)* (Pharmaceuticals and Biotechnology)	15,950	207,830
Modern Times Group (Class B)* (Media)	25,920	437,423
Teleca (Class B) (Software and Services)	137,920	660,720
		2,124,367
Switzerland 1.60%
Bachem Holding (Pharmaceuticals and Biotechnology)	9,600	532,886
Baloise Holding (Insurance)	20,788	815,432
Helvetia Patria Holding (Insurance)	2,904	456,067
Micronas Semiconductor Holding* (Semiconductors and Semiconductor Equipment)	13,290	552,798
Tecan (Health Care Equipment and Services)	10,380	352,884
		2,710,067
United Kingdom 6.32%
Aggreko (Commercial Services and Supplies)	269,900	759,783
Bespak (Health Care Equipment and Services)	26,000	229,394
Cambridge Antibody Technology Group* (Pharmaceuticals and Biotechnology)	64,200	578,135
Capital Radio (Media)	37,800	296,369
De La Rue (Commercial Services and Supplies)	156,000	925,199
easyJet (Transportation)	301,600	812,033
Expro International Group (Energy)	44,800	240,415
FirstGroup (Transportation)	163,000	845,838
Hiscox (Insurance)	216,100	676,187
Jardine Lloyd Thompson Group (Insurance)	85,200	694,364
London Stock Exchange (Diversified Financials)	61,501	398,305

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Smaller Companies Fund

	Shares	Value
United Kingdom (continued)
Misys (Software and Services)	365,560	$ 1,220,426
Novar (Capital Goods)	298,077	629,003
PHS Group (Commercial Services and Supplies)	384,220	523,941
SurfControl* (Software and Services)	44,427	441,716
Tullow Oil (Energy)	186,000	399,095
VT Group (Capital Goods)	105,189	503,300
Yule Catto (Chemicals)	104,252	534,608
		10,708,111
United States 47.42%
1-800 Contacts* (Retailing)	48,000	621,120
Abgenix* (Pharmaceuticals and Biotechnology)	76,000	742,900
Acadia Realty Trust (Real Estate)	73,500	1,041,495
Adaptec* (Communications Equipment)	111,500	832,905
AGCO* (Capital Goods)	43,700	914,204
Alliant Techsystems* (Capital Goods)	14,000	881,440
American Home Mortgage Holdings (Real Estate)	32,500	840,125
AmSurg* (Health Care Equipment and Services)	27,750	659,618
Applera* (Pharmaceuticals and Biotechnology)	69,500	815,930
Arch Coal (Metals and Mining)	27,500	928,675
ARIAD Pharmaceuticals* (Pharmaceuticals and Biotechnology)	73,800	404,424
Armor Holdings* (Capital Goods)	22,400	817,600
Array BioPharma* (Pharmaceuticals and Biotechnology)	74,000	493,950
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	123,600	713,790
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Services)	18,000	943,200
Biosite* (Health Care Equipment and Services)	25,000	1,103,250
BISYS Group* (Software and Services)	65,000	887,250
Blackbaud (Software and Services)	44,400	400,932
Bunge (Consumer Staples)	23,900	959,107
Cabot Oil & Gas (Energy)	20,500	901,385
Charming Shoppes* (Retailing)	92,000	674,820
CONMED* (Health Care Equipment and Services)	23,000	509,105
Credence Systems* (Semiconductors and Semiconductor Equipment)	106,000	949,230
CV Therapeutics* (Pharmaceuticals and Biotechnology)	89,300	1,198,853
Denbury Resources* (Energy)	44,200	965,770
Diamondrock Hospitality*† (Real Estate)	78,000	780,000
DigitalNet Holdings* (Software and Services)	35,900	916,348
EDO (Capital Goods)	37,500	888,000
Electronics Boutique Holdings* (Retailing)	36,800	923,864
Encysive Pharmaceuticals* (Pharmaceuticals and Biotechnology)	123,900	765,702
Exelixis* (Pharmaceuticals and Biotechnology)	70,700	560,651
Ferro (Chemicals)	36,000	716,760
First Marblehead* (Diversified Financials)	19,700	826,612
First Republic Bank (Banks)	22,000	952,600
FirstFed Financial* (Banks)	20,200	915,262
Forest Oil* (Energy)	29,900	845,871
GameStop (Class A)* (Retailing)	62,000	954,800
Group 1 Automotive* (Retailing)	24,500	728,630
HCC Insurance Holdings (Insurance)	26,500	802,950
Human Genome Sciences* (Pharmaceuticals and Biotechnology)	86,000	862,150
Hutchinson Technology* (Computers and Peripherals)	55,200	1,227,924
Incyte* (Pharmaceuticals and Biotechnology)	108,500	665,648

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Smaller Companies Fund

	Shares	Value
United States (continued)
International Rectifier* (Semiconductors and Semiconductor Equipment)	27,000	$1,058,400
Iomega* (Computers and Peripherals)	151,500	665,085
Iron Mountain* (Commercial Services and Supplies)	27,750	895,493
Itron* (Electronic Equipment and Instruments)	57,500	1,096,238
JDA Software Group (Software and Services)	40,900	436,608
Kansas City Life Insurance (Insurance)	16,000	708,800
KFX* (Energy)	103,000	816,790
KNBT Bancorp (Banks)	54,000	876,150
Kosan Biosciences* (Pharmaceuticals and Biotechnology)	81,400	520,146
Leadis Technology* (Semiconductors and Semiconductor Equipment)	34,100	373,225
Lin TV (Class A)* (Media)	36,000	653,400
M/I Schottenstein Homes (Consumer Durables and Apparel)	28,300	1,075,117
Magma Design Automation* (Software and Services)	24,400	432,368
Magnum Hunter Resources (Energy)	30,900	331,248
Massey Energy (Metals and Mining)	33,500	926,275
MAXIMUS* (Software and Services)	24,000	767,280
MedCath* (Health Care Equipment and Services)	44,500	705,993
Medical Properties Trust† (Health Care Equipment and Services)	48,200	482,000
Mercury Computer Systems* (Capital Goods)	35,500	845,078
MFA Mortgage Investments (Real Estate)	84,000	681,240
MRV Communications* (Communications Equipment)	149,500	450,743
NBTY* (Consumer Staples)	35,500	772,480
NewAlliance Bancshares* (Banks)	74,400	1,037,508
Nexstar Broadcasting Group (Class A)* (Media)	76,400	747,192
One Liberty Properties (Real Estate)	34,900	643,905
O'Reilly Automotive* (Retailing)	18,200	736,827
OSI Systems* (Electronic Equipment and Instruments)	55,100	1,024,860
ParkerVision* (Communications Equipment)	24,900	110,805
ParkerVision† (Communications Equipment)	63,000	280,350
Penn Virginia* (Energy)	28,000	1,055,320
PFF Bancorp (Banks)	25,000	918,000
Pilgrim's Pride (Consumer Staples)	23,500	658,940
Plains Exploration & Production (Energy)	51,185	1,067,207
PNM Resources (Utilities)	45,000	937,800
PolyMedica (Health Care Equipment and Services)	39,500	1,202,578
Regis (Retailing)	19,700	810,852
REMEC* (Communications Equipment)	130,500	609,435
Rotech Healthcare* (Health Care Equipment and Services)	23,500	499,375
Rudolph Technologies* (Semiconductors and Semiconductor Equipment)	54,500	874,180
ScanSoft* (Software and Services)	167,200	680,504
Shaw Group* (Capital Goods)	9,700	96,225
Shurgard Storage Centers (Real Estate)	19,500	721,500
SimpleTech* (Computers and Peripherals)	261,400	782,892
Standard Motor Products (Automobiles and Components)	64,200	918,060
Standard Pacific (Consumer Durables and Apparel)	18,500	858,585
Steel Dynamics* (Metals and Mining)	28,000	915,880
SureBeam (Class A)* (Electronic Equipment and Instruments)	235,000	3,525
Swift Energy* (Energy)	39,000	884,910
Syntroleum (Energy)	74,300	407,536
Sypris Solutions (Capital Goods)	55,700	689,843
Terex * (Capital Goods)	22,000	856,020
theglobe.com*Ø (Software and Services)	900,000	263,700

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Smaller Companies Fund

	Shares	Value
United States (continued)
TierOne (Banks)	34,000	$ 714,510
Timberland (Class A)* (Consumer Durables and Apparel)	12,400	719,696
UGI (Utilities)	27,400	887,486
Universal Forest Products (Capital Goods)	30,000	915,300
USF (Transportation)	27,500	976,387
Value Line (Media)	10,200	355,470
Vintage Petroleum (Energy)	53,900	921,690
Wheeling-Pittsburgh* (Metals and Mining)	77,200	1,900,278
XM Satellite Radio Holdings (Class A)* (Media)	24,500	646,310
Yankee Candle* (Consumer Durables and Apparel)	31,500	914,130
		80,350,578

Total Investments (Cost $169,621,363) 99.49%		168,584,339
Other Assets Less Liabilities 0.51%		864,421
Net Assets 100.00%		$169,448,760

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Technology Fund

	Shares	Value
Common Stocks 95.01%

Australia 0.00%
United Customer Management Solutions* (IT Consulting and Services)	1,289,200	$ —

Bermuda 1.80%
Accenture (Class A)* (IT Consulting and Services)	320,100	7,884,063

Canada 0.60%
Cognos* (Application Software)	78,600	2,646,462

Finland 0.62%
TietoEnator (IT Consulting and Services)	97,700	2,715,254

France 0.76%
Alcatel* (Communications Equipment)	258,017	3,340,750

Germany 1.25%
SAP (Application Software)	34,300	5,496,742

India 0.65%
Infosys Technologies (IT Consulting and Services)	85,600	2,868,052

Israel 1.70%
Check Point Software Technologies* (Systems Software)	265,400	5,277,479
Orbotech* (Electronic Equipment and Instruments)	127,000	2,159,000
		7,436,479
Italy 0.79%
e.Biscom* (Telecommunication Services)	70,800	3,441,678

Japan 9.51%
Brother Industries (Office Electronics)	511,000	4,339,698
Canon (Office Electronics)	132,500	6,458,161
Citizen Watch (Electronic Equipment and Instruments)	385,400	3,826,435
Fujitsu (Computers and Peripherals)	1,053,500	6,503,114
Funai Electric (Consumer Durables and Apparel)	16,700	2,334,271
Hoya (Electronic Equipment and Instruments)	65,700	6,739,464
Konica Minolta Holdings (Office Electronics)	268,500	3,501,603
Matsushita Electric Industrial (Consumer Durables and Apparel)	349,800	4,648,452
Nomura Research Institute (IT Consulting and Services)	11,600	1,084,203
Ushio (Capital Goods)	137,000	2,282,719
		41,718,120
Netherlands 1.04%
ASML Holding (NY shares)* (Semiconductor Equipment)	159,800	2,270,758
Koninklijke (Royal) Philips Electronics* (Consumer Durables and Apparel)	94,100	2,282,918
		4,553,676

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Technology Fund

	Shares	Value
Sweden 0.94%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	1,549,000	$ 4,137,060

United Kingdom 1.07%
LogicaCMG (IT Consulting and Services)	726,900	2,174,090
Sage Group (Application Software)	808,400	2,539,682
		4,713,772
United States 74.28%
Advanced Micro Devices* (Semiconductors)	669,000	8,355,810
Amdocs* (Application Software)	707,900	15,361,430
AmeriTrade Holding* (Financials)	222,600	2,467,521
Amphenol (Class A)* (Electronic Equipment and Instruments)	281,300	8,841,259
Analog Devices (Semiconductors)	165,900	6,586,230
Avid Technology* (Computers and Peripherals)	156,900	7,323,308
Avocent* (Communications Equipment)	228,700	6,839,273
Beckman Coulter (Health Care Equipment and Services)	63,900	3,525,363
BMC Software* (Systems Software)	645,700	10,124,576
Brocade Communications Systems* (Communications Equipment)	424,700	2,057,672
Cisco Systems* (Communications Equipment)	531,800	11,096,007
Citrix Systems* (Application Software)	372,600	6,563,349
Computer Associates International (Systems Software)	467,100	11,789,604
Corning* (Communications Equipment)	158,500	1,959,060
Credence Systems* (Semiconductor Equipment)	218,000	1,952,190
Dell* (Computers and Peripherals)	66,800	2,369,062
Dex Media* (Media)	240,600	4,633,956
DJ Orthopedics* (Health Care Equipment and Services)	105,100	1,870,780
DST Systems* (Data Processing and Outsourced Services)	55,200	2,514,912
Electronics For Imaging* (Computers and Peripherals)	94,200	1,884,942
FileNet* (Application Software)	144,600	2,743,062
Fisher Scientific International* (Health Care Equipment and Services)	74,200	4,318,440
Hewlett-Packard (Computers and Peripherals)	480,300	9,678,045
Hyperion Solutions* (Application Software)	136,700	5,606,751
IAC / Interactive* (Internet and Catalog Retail)	252,800	6,900,176
Intel (Semiconductors)	270,500	6,596,142
International Business Machines (Computers and Peripherals)	28,600	2,490,202
Intuit* (Application Software)	125,000	4,691,875
Invitrogen* (Biotechnology)	17,200	902,570
Laboratory Corporation of America Holdings* (Health Care Equipment and Services)	343,900	13,467,124
Lam Research* (Semiconductor Equipment)	197,000	4,696,480
Lawson Software* (Application Software)	312,200	2,205,693
Lexmark International (Class A)* (Computers and Peripherals)	57,100	5,053,350
Lucent Technologies* (Communications Equipment)	800,100	2,440,305
Magma Design Automation* (Application Software)	259,200	4,593,024
Marvell Technology Group* (Semiconductors)	428,100	9,940,482
Mattson Technology* (Semiconductor Equipment)	119,700	1,070,716
Maxim Integrated Products (Semiconductors)	150,400	7,241,760
MEMC Electronic Materials* (Semiconductor Equipment)	811,900	7,380,171
Microsoft (Systems Software)	740,800	21,079,464
Novellus Systems* (Semiconductor Equipment)	123,500	3,335,117
Oracle* (Systems Software)	767,400	8,053,863
Photon Dynamics* (Electronic Equipment and Instruments)	123,100	3,379,710
QUALCOMM (Communications Equipment)	56,900	3,932,074
Quest Diagnostics* (Health Care Equipment and Services)	117,100	9,611,568
St. Jude Medical* (Health Care Equipment and Services)	63,000	4,292,190

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
Global Technology Fund

	Shares	Value
United States (continued)
SunGard Data Systems* (Data Processing and Outsourced Services)	286,800	$ 6,685,308
Symantec* (Systems Software)	409,900	19,168,973
Synopsys* (Application Software)	504,700	12,753,769
Take-Two Interactive Software* (Home Entertainment Software)	171,300	5,356,551
Teradyne* (Semiconductor Equipment)	173,100	2,960,010
VERITAS Software* (Systems Software)	270,200	5,156,767
		325,898,036

Total Investments (Cost $421,042,740) 95.01%		416,850,144
Other Assets Less Liabilities 4.99%		21,905,707
Net Assets 100.00%		$438,755,851

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
International Growth Fund

	Shares	Value
Common Stocks 100.44%

Canada 8.20%
Canadian National Railway (Transportation)	15,877	$ 712,255
Petro-Canada (Energy)	9,079	423,892
Research In Motion* (Communications Equipment)	47,600	2,936,444
SNC-Lavalin Group (Capital Goods)	7,287	268,616
		4,341,207
France 22.57%
Alcatel* (Communications Equipment)	153,200	1,983,602
Altran Technologies* (Software and Services)	44,400	432,775
Club Mediterranee* (Hotels, Restaurants and Leisure)	13,200	580,484
Essilor International (Health Care Equipment and Services)	24,300	1,492,903
Groupe Danone (Consumer Staples)	9,900	815,917
Pernod Ricard (Consumer Staples)	1,083	129,650
Pinault-Printemps-Redoute* (Retailing)	13,197	1,286,958
PSA Peugeot Citroen (Automobiles and Components)	11,300	651,936
Rodriguez Group (Consumer Durables and Apparel)	11,000	525,572
Total* (Energy)	8,200	1,591,424
Unibail (Real Estate)	7,700	806,898
Vivendi Universal* (Media)	66,300	1,652,025
		11,950,144
Germany 7.15%
Adidas-Salomon (Consumer Durables and Apparel)	4,500	534,849
Allianz (Insurance)	7,800	753,558
Bayerische Motoren Werke "BMW" (Automobiles and Components)	21,200	941,679
DaimlerChrysler (Automobiles and Components)	22,200	996,558
Muenchener Rueckversicherungs-Gesellschaft "MunichRe" (Insurance)	5,800	556,709
		3,783,353
Greece 0.71%
EFG Eurobank Ergasias (Banks)	17,400	376,680

Hong Kong 2.41%
CNOOC (Energy)	14,300	686,829
Esprit Holdings (Retailing)	132,500	591,730
		1,278,559
India 0.08%
Infosys Technologies (ADR) (Software and Services)	800	40,224

Ireland 5.35%
Elan (ADR)* (Pharmaceuticals and Biotechnology)	137,800	2,831,790

Italy 2.51%
Autostrade (Transportation)	39,000	761,072
Saipem (Energy)	59,700	568,154
		1,329,226
Japan 14.46%
Bridgestone (Automobiles and Components)	36,000	644,337
Japan Tobacco (Consumer Staples)	140	1,067,141
Kao (Consumer Staples)	18,000	445,439

____________
See footnotes on page 18

Schedule of Investments (unaudited)
July 31, 2004
International Growth Fund

	Shares	Value
Japan (continued)
Minebea (Capital Goods)	125,000	$ 533,026
Nintendo (Software and Services)	9,700	1,077,594
OBIC (Software and Services)	2,400	464,296
ORIX (Diversified Financials)	3,900	422,814
Sumitomo Electric Industries (Capital Goods)	66,000	626,795
Suzuki Motor (Automobiles and Components)	31,000	547,612
Takefuji (Diversified Financials)	7,030	504,397
Trend Micro (Software and Services)	32,500	1,324,883
		7,658,334
Luxembourg 1.07%
SES Global (FDR) (Media)	67,048	564,199

Netherlands 4.85%
European Aeronautic Defence and Space* (Capital Goods)	47,386	1,305,685
Royal Numico "Koninklijke Numico"* (Consumer Staples)	23,800	741,956
Wolters Kluwer (Media)	31,000	521,440
		2,569,081
Norway 0.89%
Tandberg (Communications Equipment)	52,410	472,651

Russia 1.89%
LUKOIL (ADR) (Energy)	9,200	1,002,800

South Korea 1.93%
Kia Motors (Automobiles and Components)	7,130	55,478
LG Electronics (Consumer Durables and Apparel)	20,570	856,530
Samsung Electronics (GDR) (Semiconductors and Semiconductor Equipment)	600	107,400
		1,019,408

Sweden 1.55%
Telefonaktiebolaget LM Ericsson (ADR)* (Communications Equipment)	30,700	820,611

Switzerland 4.62%
Roche Holding (Pharmaceuticals and Biotechnology)	14,969	1,481,024
Swatch Group (Class B) (Consumer Durables and Apparel)	37,260	967,180
		2,448,204
United Kingdom 20.20%
BAE Systems (Capital Goods)	135,064	525,243
BP (Energy)	148,400	1,393,652
British Airways* (Transportation)	111,100	466,229
British American Tobacco (Consumer Staples)	56,200	853,524
Capita Group (Commercial Services and Supplies)	128,250	713,947
Carphone Warehouse Group (Retailing)	386,900	952,965
Dixons Group (Retailing)	274,700	802,089
GUS (Retailing)	81,144	1,271,031
Kesa Electricals (Retailing)	81,574	417,035
Kingfisher (Retailing)	104,840	541,687
Rolls-Royce Group (Capital Goods)	208,929	916,987
Standard Chartered (Banks)	63,800	1,055,638
Vodafone Group (Telecommunication Services)	363,000	787,538
		10,697,565

Total Investments (Cost $50,273,230) 100.44%		53,184,036
Other Assets Less Liabilities (0.44)%		(234,266)
Net Assets 100.00%		$ 52,949,770

ADR – American Depositary Receipts.
FDR – Fiduciary Depositary Receipts.
GDR – Global Depositary Receipts.
SRD – Swedish Depositary Receipts.
* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
Ø Warrants attached.

Seligman Global Fund Series, Inc.
Notes to Schedule of Investments
July 31, 2004

1.

Organization: — Seligman Global Fund Series, Inc. consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.

Security Valuation: — Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, and intra-day trading halts.

Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At July 31, 2004, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost
Emerging Markets Fund	$ 53,455,909
Global Growth Fund	56,286,352
Global Smaller Companies Fund	170,639,141
Global Technology Fund	423,710,903
International Growth Fund	50,542,391

The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effect of foreign currency translations, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation / Depreciation
Emerging Markets Fund	$ 5,543,487	$ 4,940,018	$ 603,469
Global Growth Fund	4,601,806	2,206,014	2,395,792
Global Smaller Companies Fund	15,423,738	17,478,540	(2,054,802)
Global Technology Fund	35,869,680	42,730,439	(6,860,759)
International Growth Fund	4,773,168	2,131,523	2,641,645

ITEM 2.	CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	September 24, 2004

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	September 24, 2004

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.